Income Taxes - Deferred Tax Presented in Consolidated Statement of Financial Position (Detail) - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Deferred tax assets and liabilities [abstract]
Deferred tax assets	$ 49,186	$ 46,675
Deferred tax liabilities	(19,432)	(37,326)
Net deferred tax assets	$ 29,754	$ 9,349